SCHEDULE OF OTHER SUPPLEMENTAL INFORMATION ABOUT THE COMPANY’S OPERATING LEASE (Details)	Dec. 31, 2022
Right-of-use Rou Assets And Lease Payable
Operating Lease, Weighted Average Discount Rate, Percent	4.45%
Weighted average remaining lease term (years)	14 years